TAXES ON INCOME (Tables)	12 Months Ended
Aug. 31, 2012
TAXES ON INCOME [Abstract]
Schedule of Deferred Income Taxes
	August 31
	2012	2011
In respect of:
Net operating loss carryforward	3,190,152	1,813,108
Less - Valuation allowance	(3,190,152)	(1,813,108)
Net deferred tax assets	-,-	-,-

Schedule of Income Taxes Included in the Income Statements
			Period from April
			12, 2002
			(inception)
	Year ended		through
	August 31		August 31,
	2012	2011	2012
Loss before taxes on income:
U.S.	599,067	415,836	8,440,543
Outside U.S.	2,655,193	1,169,389	9,210,458
	$3,254,260	$1,585,225	$17,651,001
Taxes on income:
Current:
U.S.	(7,569)	(33,567)	62,001
Outside U.S.	97,787	9,587	202,755
	$90,218	$(23,980)	$264,756

Schedule of Reconciliation of Income Taxes
			Period from April
			12, 2002
			(inception)
	Year ended		through
	August 31		August 31,
	2012	2011	2012
Loss before income taxes as reported in
the consolidated statement of operations	$(3,254,260)	$(1,585,225)	$(17,651,001)
Statutory tax benefit	(1,138,991)	(554,829)	(6,177,851)
Increase (decrease) in income taxes
resulting from:
Change in the balance of the valuation
allowance for deferred tax losses	516,749	(58,357)	2,762,468
Disallowable deductions	120,156	481,122	2,244,091
Increase in taxes resulting from
different tax rates applicable to
Subsidiary	502,086	132,064	1,183,796
Uncertain tax position	90,218	(23,980)	228,272
Taxes on income for the reported year	$90,218	$(23,980)	$240,776

Schedule of Unrecognized Tax Benefits
	Year ended August 31
	2012	2011
Balance at Beginning of Year	$138,054	$162,034
Increase (decrease) in tax positions for the current year	90,218	(23,980)
Balance at End of Year	$228,272	$138,054